Shareholder Report, Holdings (Details) - C000244680 [Member]	Jun. 30, 2024	[1]
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[2]
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[2]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[2]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[2]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[2]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[2]
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[2]
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[2],[3]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[2]
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[2]

[1]	Excludes short-term securities, short investments and options, if any.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[3]	Ten largest sectors are presented. Additional sectors are found in Other.